COMMITMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS
Concession fees	$ 12,302	$ 20,976	$ 28,559